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                       PAINEWEBBER ENHANCED S&P 500 FUND
                      PAINEWEBBER ENHANCED NASDAQ-100 FUND

      Supplement to the Prospectus and Statement of Additional Information
                             dated February 1, 2001


                                                                    June 4, 2001

Dear Investor,

     This is a supplement to the Prospectus and Statement of Additional Information of the funds listed above. The purpose of the supplement is to notify you of the following:

     .  PaineWebber Enhanced S&P 500 Fund has been renamed:

                       "Brinson Enhanced S&P 500 Fund"

     .  PaineWebber Enhanced Nasdaq-100 Fund has been renamed:

                       "Brinson Enhanced Nasdaq-100 Fund"

     . Mitchell Hutchins Securities Trust, of which PaineWebber Enhanced S&P 500 Fund and PaineWebber Enhanced Nasdaq-100 Fund are series, has been renamed:

                           "Brinson Securities Trust"

                                                                    Item #ZS-104